Pension and Other Employee Benefit Plans (Components of Net Periodic Costs of Severance Indemnities and Pension Plans) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the period	¥ 16,365	¥ 22,695
Interest costs on projected benefit obligations	2,700	2,931
Expected return on plan assets	(18,478)	(20,073)
Amortization of prior service cost (benefits)	(2,410)	205
Amortization of net actuarial loss (gain)	(10,263)	836
Special termination benefits	4,154	4,981
Net periodic benefit cost	¥ (7,932)	¥ 11,575